Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,519,828.65

Principal:
Principal Collections	$25,667,324.12
Prepayments in Full	$12,646,286.81
Liquidation Proceeds	$32,485.00
Recoveries	$0.00
Sub Total	$38,346,095.93
Collections	$40,865,924.58

Purchase Amounts:
Purchase Amounts Related to Principal	$73,229.78
Purchase Amounts Related to Interest	$258.02
Sub Total	$73,487.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,939,412.38

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,939,412.38
Servicing Fee	$1,120,403.52	$1,120,403.52	$0.00	$0.00	$39,819,008.86
Interest - Class A-1 Notes	$18,214.84	$18,214.84	$0.00	$0.00	$39,800,794.02
Interest - Class A-2 Notes	$101,306.25	$101,306.25	$0.00	$0.00	$39,699,487.77
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$39,554,696.27
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$39,497,325.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,497,325.52
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$39,471,341.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,471,341.10
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$39,448,530.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,448,530.43
Regular Principal Payment	$117,498,276.64	$39,448,530.43	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$40,939,412.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,448,530.43
Total					$39,448,530.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$39,448,530.43	$192.46	$18,214.84	$0.09	$39,466,745.27	$192.55
Class A-2 Notes	$0.00	$0.00	$101,306.25	$0.21	$101,306.25	$0.21
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$39,448,530.43	$29.98	$370,478.43	$0.28	$39,819,008.86	$30.26

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$117,498,276.64	0.5732462	$78,049,746.21	0.3807862
Class A-2 Notes	$486,270,000.00	1.0000000	$486,270,000.00	1.0000000
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,228,328,276.64	0.9335220	$1,188,879,746.21	0.9035414

Pool Information
Weighted Average APR	2.259%	2.238%
Weighted Average Remaining Term	59.04	58.23
Number of Receivables Outstanding	41,958	41,165
Pool Balance	$1,344,484,218.89	$1,306,035,165.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,237,653,959.66	$1,202,589,568.27
Pool Factor	0.9404761	0.9135807

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$103,445,597.63
Targeted Overcollateralization Amount	$139,483,706.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$117,155,419.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		67	$29,727.28
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$29,727.28
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0265%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0001%
Prior Collection Period			0.0121%
Current Collection Period			0.0269%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		153	$43,606.21
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$43,606.21
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0031%

Average Realized Loss for Receivables that have experienced a Realized Loss			$285.01
Average Net Loss for Receivables that have experienced a Realized Loss			$285.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.35%	131	$4,544,258.22
61-90 Days Delinquent	0.08%	24	$1,063,689.84
91-120 Days Delinquent	0.01%	4	$176,764.52
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.44%	159	$5,784,712.58

Repossession Inventory:
Repossessed in the Current Collection Period		10	$391,617.24
Total Repossessed Inventory		13	$479,885.38

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0023%
Prior Collection Period			0.0358%
Current Collection Period			0.0680%
Three Month Average			0.0354%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0950%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	3

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	91	$3,600,330.02
2 Months Extended	105	$4,370,422.14
3+ Months Extended	7	$309,715.86

Total Receivables Extended	203	$8,280,468.02

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer